INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ 5,892	$ 8,015
Foreign tax rates different from statutory rate	1,858	986
Withholding taxes, net of tax credits	0	0
Stock-based compensation	667	545
Foreign exchange	764	2,279
Inflationary adjustment	3,898	4,836
Other non-deductible items	2,652	1,375
Adjustments recognized in the current year in relation to prior years	1,298	(468)
Current year losses not recognized	2,364	2,456
Special mining duty Mexican tax	4,158	3,203
Recognition of previously unrecognized losses	(4,803)	(7,494)
Income tax expense	$ 18,748	$ 15,733